UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-04694

The American Funds Tax-Exempt Series II

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2015

Steven I. Koszalka

The American Funds Tax-Exempt Series II

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Tax-Exempt Fund of California®
Investment portfolio
October 31, 2015
unaudited
Bonds, notes & other debt instruments 95.36% California 92.48% State issuers 38.11%	Principal amount (000)	Value (000)
Trustees of the California State University, Systemwide Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	$3,000	$3,540
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021	1,185	1,372
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021 (preref. 2019)	2,065	2,390
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2031	3,000	3,132
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2007-A, 5.00% 2037	2,000	2,080
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2021	1,255	1,309
Educational Facs. Auth., Rev. Bonds (Dominican University of California), Series 2006, 5.00% 2036	2,500	2,579
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.00% 2021	1,625	1,852
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 6.00% 2040	2,000	2,365
Educational Facs. Auth., Rev. Ref. Bonds (California Lutheran University), Series 2008, 5.75% 2038	6,000	6,632
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), 5.00% 2032	2,500	2,846
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2026	3,000	3,421
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	8,615	9,566
Educational Facs. Auth., Rev. Ref. Bonds (Mills College), Series 2005-B, 5.00% 2020	490	531
Educational Facs. Auth., Rev. Ref. Bonds (Occidental College), Series 2013-A, 5.00% 2029	3,265	3,790
Educational Facs. Auth., Rev. Ref. Bonds (University of Redlands), Series 2005-A, 5.00% 2020	1,240	1,245
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.00% 2030	1,000	1,149
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.00% 2032	2,500	2,844
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.00% 2036	4,660	4,661
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), 5.00% 2036 (preref. 2015)	340	340
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Assured Guaranty Municipal insured, 0% 2035	2,000	906
G.O. Bonds, Series 2012-A, 0.46% 2033 (put 2018)[1]	6,500	6,481
G.O. Bonds, Series 2013-E, 0.949% 2029[1]	1,500	1,510
Various Purpose G.O. Bonds, 3.00% 2016	20,000	20,428
Various Purpose G.O. Bonds, 5.00% 2016	3,715	3,776
Various Purpose G.O. Bonds, 5.00% 2033	4,000	4,622
Various Purpose G.O. Bonds, 5.25% 2028	5,000	5,884
Various Purpose G.O. Bonds, 5.25% 2028	2,000	2,349
Various Purpose G.O. Bonds, 5.25% 2032	5,000	6,015
Various Purpose G.O. Bonds, 6.00% 2038	7,000	8,156
Various Purpose G.O. Bonds, 6.00% 2039	2,000	2,379
Various Purpose G.O. Bonds, 6.50% 2033	5,000	5,928
Veterans G.O. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	3,000	3,007
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2007-A-1, 5.125% 2047	5,000	4,247
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2032	3,250	3,730
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2033	4,000	4,548
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds, Series 2015-A, 5.00% 2045	6,000	6,655
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Series 2007-A-1, 5.75% 2047	23,225	21,422
Health Facs. Fncg. Auth. Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford) Series 2014-A, 5.00% 2043	1,000	1,120
The Tax-Exempt Fund of California — Page 1 of 20

unaudited
Bonds, notes & other debt instruments California (continued) State issuers (continued)	Principal amount (000)	Value (000)
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-G, 5.50% 2025	$3,500	$3,876
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2009-A, 6.00% 2029	1,500	1,741
Health Facs. Fncg. Auth., Rev. Bonds (Children’s Hospital of Orange County), Series 2011-A, 5.25% 2041	2,000	2,232
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 6.00% 2032 (preref. 2020)	3,600	4,348
Health Facs. Fncg. Auth., Rev. Bonds (Rady Children’s Hospital - San Diego), Series 2011, 5.25% 2041	5,000	5,561
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	2,000	2,328
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.25% 2041	2,000	2,199
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2027	12,750	12,797
Health Facs. Fncg. Auth., Rev. Ref. Bonds (El Camino Hospital), Series 2015-A, 5.00% 2030	3,000	3,410
Health Facs. Fncg. Auth., Rev. Ref. Bonds (El Camino Hospital), Series 2015-A, 5.00% 2040	1,700	1,886
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Memorial Health Services), Series 2012-A, 5.00% 2033	1,000	1,106
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Presbyterian Homes and Services, Inc.), 5.00% 2031	400	460
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Presbyterian Homes and Services, Inc.), 5.00% 2039	400	450
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038 (preref. 2018)	2,945	3,433
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038 (preref. 2018)	55	64
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	5,000	5,222
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-C, 5.00% 2043 (put 2019)	2,000	2,298
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Hospital and Clinics), Series 2010-B, 5.25% 2031	8,000	9,130
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Sutter Health), Series 2008-A, 5.25% 2022	2,000	2,240
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.00% 2033	11,500	12,639
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2024	2,000	2,237
Imperial Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2008-A, 5.25% 2025	2,000	2,234
Independent Cities Fin. Auth., Mobile Home Park Rev. Ref. Bonds (San Juan Mobile Estates), 5.00% 2030	2,000	2,233
Infrastructure and Econ. Dev. Bank, Rev. Bonds (California Science Center Phase II Project), Series 2006-B, FGIC-National insured, 5.00% 2022	1,000	1,022
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County), Series 2007, 5.00% 2027	1,000	1,080
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Performing Arts Center of Los Angeles County), Series 2007, 5.00% 2037	1,500	1,599
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2015-B-1, 0.29% 2047 (put 2018)[1]	2,000	1,983
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-2, 0.30% 2038 (put 2017)[1]	3,500	3,484
Infrastructure and Economic Dev. Bank Rev. Bonds (The Colburn School), Series 2015-B, 1.21% 2037 (put 2022)[1]	4,500	4,492
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2027	3,000	3,044
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 4.50% 2036	3,980	4,008
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-A, 5.00% 2023	3,630	3,725
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics), Series 2006-B, 5.50% 2041	1,000	1,013
Municipal Fin. Auth. Rev. Bonds (California Baptist University), Series 2015-A, 5.375% 2040[2]	2,335	2,348
Municipal Fin. Auth. Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 2045[2]	2,800	2,821
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2016	1,500	1,516
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2018	2,180	2,288
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2022 (preref. 2017)	575	608
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.00% 2037	3,225	3,325
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2022	820	858
The Tax-Exempt Fund of California — Page 2 of 20

unaudited
Bonds, notes & other debt instruments California (continued) State issuers (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037 (preref. 2017)	$2,275	$2,412
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project), Series 2006-A, 5.00% 2016	500	505
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project), Series 2006-A, 5.25% 2026	1,500	1,510
Municipal Fin. Auth., Education Rev. Ref. Bonds (American Heritage Education Foundation Project), Series 2006-A, 5.25% 2036	1,750	1,756
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.125% 2043[2]	1,750	1,813
Municipal Fin. Auth., Educational Fac. Rev. Bonds (High Tech High Projects, Chula Vista), Series 2008-B, 6.125% 2048[2]	1,500	1,551
Municipal Fin. Auth., Jurupa Lease Rev. Ref. Bonds (Wineville Unified School District), Series 2015-A, BAM insured, 5.00% 2042	4,500	4,913
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2042	1,000	1,069
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 2049	1,750	1,954
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), 5.00% 2032	1,500	1,680
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), 5.00% 2039	1,000	1,104
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.00% 2029	1,500	1,899
Municipal Fin. Auth., Rev. Bonds (Loma Linda University), Series 2007, 5.00% 2028	1,000	1,028
Municipal Fin. Auth., Rev. Bonds (Loma Linda University), Series 2007, 5.00% 2037	1,420	1,451
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 5.75% 2025	4,000	4,499
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2010-A, 6.125% 2030	1,000	1,147
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 4.75% 2027	1,220	1,254
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	5,000	5,128
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041[2]	8,550	11,477
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2028	1,135	1,268
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2029	1,390	1,541
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.00% 2018	1,000	1,095
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.625% 2023	1,500	1,629
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	4,700	5,111
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.875% 2034	3,000	3,255
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), 5.00% 2032	3,000	3,348
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), 5.00% 2037	2,000	2,194
Municipal Fin. Auth., Rev. Ref. Bonds (Inland Regional Center Project), 5.00% 2045	4,000	4,322
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011-B, 5.00% 2031	1,750	2,017
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2031	1,475	1,665
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2032	1,000	1,125
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, 0.801% 2019[1]	5,000	4,913
Northern California Power Agcy., Geothermal Project Number 3 Rev. Bonds, Series 2009-A, 5.50% 2022	1,000	1,156
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	3,680	4,090
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2012-A, 5.00% 2029	1,570	1,797
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,140
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2020	2,010	2,356
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	6,000	6,744
Northern California Transmission Agcy., Rev. Ref. Bonds (California-Oregon Transmission Project), Series 2009-A, 5.00% 2022	2,000	2,242
Pollution Control Fncg. Auth., 3.125% 2040	2,000	2,000
The Tax-Exempt Fund of California — Page 3 of 20

unaudited
Bonds, notes & other debt instruments California (continued) State issuers (continued)	Principal amount (000)	Value (000)
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2004-C, AMT, AMBAC-FGIC insured, 4.75% 2023	$5,000	$5,253
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2004-D, AMT, FGIC insured, 4.75% 2023	1,000	1,050
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045[2]	7,000	7,404
Public Works Board, Lease Rev. Bonds (Dept. of Corrections, State Prison, Imperial County), Series 1991-A, 6.50% 2017	335	361
Public Works Board, Lease Rev. Bonds (Regents of the University of California, University of California Research Project), Series 2006-E, 5.00% 2027 (preref. 2016)	2,275	2,373
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2024 (preref. 2019)	2,500	2,852
Public Works Board, Lease Rev. Bonds (Regents of the University of California, Various University of California Projects), Series 2009-E, 5.00% 2034 (preref. 2019)	1,500	1,711
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Academic Hall II, Building 13, San Marcos Campus), Series 2006-B, 5.00% 2031	2,000	2,027
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029	2,000	2,396
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.625% 2034	205	206
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2010-A-1, 5.75% 2030	2,000	2,338
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2010-A-1, 6.00% 2035	2,000	2,370
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2033	1,500	1,704
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2037	4,500	5,047
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation, State Prison-Monterey County (Soledad II)), Series 2006-F, FGIC-National insured, 5.25% 2019	1,500	1,746
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections and Rehabilitation, Substance Abuse Treatment Fac. and State Prison at Corcoran (Corcoran II)), Series 2005-J, 5.00% 2021	1,000	1,008
Public Works Board, Lease Rev. Ref. Bonds (Regents of the University of California, Various University of California Projects), Series 2007-A, FGIC-National insured, 5.25% 2023 (escrowed to maturity)	1,890	2,362
Public Works Board, Lease Rev. Ref. Bonds (Trustees of the California State University, Various California University Projects), Series 2006-A, FGIC-National insured, 5.00% 2016	1,000	1,044
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043	3,500	4,141
Southern California Home Fncg. Auth., Single-family Mortgage Rev. Bonds, Series 2007-A, AMT, 5.80% 2049	200	204
Southern California Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project), Series 2005-A, RADIAN insured, 5.00% 2015	905	906
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2028	2,500	2,912
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2021	2,500	2,939
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2025	3,000	3,588
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project), Series 2010-1, 5.00% 2030	2,000	2,274
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase II Project), Series 2011-1, 5.25% 2028	2,500	2,950
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Series 2008-B, 6.00% 2027	3,200	3,647
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project), Series 2008-A, 5.00% 2022	4,960	5,516
Statewide Communities Dev. Auth. Rev. Bonds (adventist Health System/West), Series 2015-A, 5.00% 2031	2,000	2,272
Statewide Communities Dev. Auth. Rev. Bonds (adventist Health System/West), Series 2015-A, 5.00% 2032	2,115	2,395
Statewide Communities Dev. Auth. Rev. Bonds (adventist Health System/West), Series 2015-A, 5.00% 2035	3,000	3,367
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	365	367
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging), Series 2008, 5.00% 2028	1,500	1,643
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging), Series 2008, 5.00% 2037	2,000	2,115
The Tax-Exempt Fund of California — Page 4 of 20

unaudited
Bonds, notes & other debt instruments California (continued) State issuers (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-A, 5.00% 2044	$1,000	$1,135
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-B, 3.00% 2021	2,200	2,234
Statewide Communities Dev. Auth., Insured Senior Living Health Fac. Rev. Bonds (Los Angeles Jewish Home for the Aging - Fountainview at Gonda), Series 2014-D, 4.75% 2020	2,000	2,006
Statewide Communities Dev. Auth., Rev. Bonds (Buck Institute for Research on Aging), Series 2014, Assured Guaranty Municipal insured, 5.00% 2049	5,250	5,818
Statewide Communities Dev. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2013-C, 5.625% 2036	2,000	2,176
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project), Series 2007-A, 5.125% 2037[2]	9,500	9,743
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.00% 2017	2,090	2,282
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.25% 2027	2,000	2,192
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	6,500	7,149
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2006-A, 5.00% 2019	4,465	4,626
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	6,500	7,196
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2007-A, 5.625% 2033	3,000	3,044
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.625% 2033	1,350	1,372
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.875% 2043	935	950
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 2044	4,155	4,349
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.50% 2054	2,000	2,088
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital), Series 2005-A, RADIAN insured, 5.00% 2016	1,330	1,335
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 5.25% 2024	1,000	1,161
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	4,500	5,314
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2042	1,750	1,881
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2047	2,000	2,145
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.00% 2029	1,125	1,243
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West), Series 2010, 6.25% 2039	5,300	5,843
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2007-A, 5.40% 2027	3,000	3,111
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2007-A, 5.50% 2038	1,500	1,512
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	960	1,025
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	6,090	6,500
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Cottage Health System Obligated Group), Series 2010, 5.00% 2040	2,000	2,192
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), 5.00% 2031	1,000	1,167
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), 5.00% 2034	500	576
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), 5.00% 2035	750	861
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2032	700	757
The Tax-Exempt Fund of California — Page 5 of 20

unaudited
Bonds, notes & other debt instruments California (continued) State issuers (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2047	$2,100	$2,237
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2005, 5.00% 2019	165	166
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2031	1,750	1,973
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2041	1,500	1,660
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2006-A, 4.75% 2026[2]	2,000	2,024
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2006-A, 4.875% 2036[2]	6,500	6,505
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 7.25% 2041[2]	2,000	2,323
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - UCI East Campus Apartments, Phase II), Series 2008, 5.50% 2026	3,500	3,804
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC- UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	4,750	5,168
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - UCI East Campus Apartments, Phase I), Series 2011, 5.375% 2038	1,260	1,411
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2017	2,565	2,625
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2020	1,000	1,022
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2026	2,980	3,046
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2038	2,000	2,042
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2019	1,000	1,124
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2021	2,000	2,236
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029	2,780	3,152
Community Facs. Dist. No. 97-1, Tustin Unified School Dist., Special Tax Bonds, Series 1997-1A, 5.00% 2029	1,000	1,141
Community Facs. Dist. No. 97-1, Tustin Unified School Dist., Special Tax Bonds, Series 1997-1A, 5.00% 2030	1,535	1,736
Community Facs. Dist. No. 97-1, Tustin Unified School Dist., Special Tax Bonds, Series 1997-1A, BAM insured, 5.00% 2038	2,500	2,766
Regents of the University of California, Limited Project Rev. Bonds, Series 2007-D, FGIC-National insured, 5.00% 2037	5,000	5,179
Regents of the University of California, Limited Project Rev. Bonds, Series 2015-A-O, 3.00% 2016	3,200	3,250
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, 0.826% 2037[1]	5,000	4,583
Regents of the University of California, Medical Center Pooled Rev. Ref. Bonds, Series 2007-C-2, National insured, 0.896% 2043[1]	8,000	7,028
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2015-O, 5.00% 2022	2,500	3,036
State Dept. Water Resources, Water Rev., Series 2008-AE, 5.00% 2028	75	83
		648,094
City & county issuers 54.37%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	1,700	2,037
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	6,375	7,573
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.625% 2040	3,250	3,466
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), Series 1997-C, Assured Guaranty Municipal insured, 0% 2022	2,000	1,699
Anaheim Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), Series 2014-A, 5.00% 2028	1,000	1,169
Anaheim Public Fncg. Auth., Rev. Ref. Bonds (Electric Distribution System Ref.), Series 2012-A, 5.00% 2027	3,500	4,139
The Tax-Exempt Fund of California — Page 6 of 20

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Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Antelope Valley Community College Dist., Election of 2004 G.O. Bonds (Kern and Los Angeles Counties), Series 2004-C, National insured, 5.00% 2023 (preref. 2017)	$1,000	$1,079
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds, Series 2007, 5.00% 2027	1,165	1,195
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Health Fac. Rev. Bonds (Institute on Aging), Series 2008-A, 5.65% 2038	1,665	1,832
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	6,000	7,010
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House), Series 2010, 4.00% 2016	3,000	3,008
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House), Series 2010, 6.00% 2030	2,000	2,340
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds (Channing House), Series 2010, 6.125% 2040	3,000	3,481
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds (Odd Fellows Home of California), Series 2012-A, 5.00% 2032	5,000	5,721
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 4.75% 2034	675	713
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2021	1,000	1,070
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2024	1,095	1,167
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2025	2,600	2,771
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2011, 6.125% 2041	3,000	3,393
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2032	1,000	1,089
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2047	4,000	4,299
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-B, 5.00% 2019	545	603
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-B, 5.00% 2021	265	301
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2021	1,000	1,116
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	4,600	4,831
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2009-B, 6.25% 2039	4,000	4,649
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2011-A, 6.00% 2030	1,000	1,216
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2014-A, 5.00% 2043	1,000	1,118
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 0.91% 2045 (put 2023)[1]	2,000	1,966
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.00% 2039 (preref. 2018)	2,000	2,207
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.125% 2047 (preref. 2018)	6,000	6,638
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.625% 2044 (preref. 2019)	1,670	1,938
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.125% 2039 (preref. 2019)	2,000	2,288
The Tax-Exempt Fund of California — Page 7 of 20

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Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-B, 1.50% 2047	$3,950	$4,003
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-F1, 5.00% 2054	5,000	5,478
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-G, 0.61% 2034 (put 2020)[1]	2,750	2,729
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-H, 0.71% 2034 (put 2021)[1]	4,000	3,956
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds (Alameda County Tobacco Asset Securitization Corp.), Series 2002, 5.75% 2029	740	740
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.25% 2032	1,350	1,389
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 5.00% 2035	1,300	1,390
Cathedral City Public Fncg. Auth., Tax Allocation Rev. Bonds (Cathedral City 2006 Merged Redev. Project Area), Series 2007-C, 5.00% 2030	3,675	3,760
Cathedral City, Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (HSG-Merged), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2029	1,000	1,150
Cathedral City, Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds (HSG-Merged), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2030	1,050	1,202
Cerritos Community College Dist. (Los Angeles County), Election of 2004, G.O. Bonds, Series 2012-D, 5.00% 2038	1,000	1,133
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2020	1,500	1,639
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series A, AMBAC insured, 5.00% 2017	1,000	1,078
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series A, AMBAC insured, 5.00% 2019	2,560	2,809
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	1,500	1,612
Certs. of Part., Palomar Pomerado Health, 6.00% 2041	3,710	3,941
Certs. of Part., Palomar Pomerado Health, 6.75% 2039	3,500	3,877
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2030	1,010	1,141
Chino Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2031	500	562
Chula Vista Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2021	970	1,123
Chula Vista Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2022	1,455	1,688
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 2004-C, 5.875% 2034	2,260	2,589
Community Facs. Dist. No. 2015-1, Orange County (Esencia Village), Special Tax Ref. Bonds, Series A, 5.00% 2033	1,400	1,517
Community Facs. Dist. No. 2015-1, Orange County (Esencia Village), Special Tax Ref. Bonds, Series A, 5.25% 2045	1,000	1,094
Successor Agcy. of the Redev. Agcy. Of the City of Concord, Ref. Bonds (Contra Costa County), Series 2014, Build America Mutual insured, 5.00% 2023	925	1,103
County of Contra Costa Public Fncg. Auth., Lease Rev. Ref. Bonds (Medical Center Ref.), Series 2007-B, National insured, 5.00% 2017	5,000	5,345
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1), Series 2007, 4.75% 2027	1,000	1,025
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1), Series 2007, 5.00% 2037	2,500	2,562
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2026	1,735	1,758
Corona-Norco Unified School Dist. Public Fin. Auth., Special Tax Rev. Bonds, Series 2006-B, 5.00% 2036	1,695	1,715
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), 2012 Special Tax Rev. Ref. Bonds, 5.00% 2024	1,500	1,731
The Tax-Exempt Fund of California — Page 8 of 20

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Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), 2012 Special Tax Rev. Ref. Bonds, 5.00% 2025	$2,585	$2,956
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County), 2012 Special Tax Ref. Bonds, 4.00% 2033	2,535	2,592
Elk Grove Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2032	1,000	1,142
Elk Grove Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2033	1,000	1,136
Elk Grove Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2034	1,000	1,129
Elk Grove Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2035	1,000	1,123
Successor Agcy. to the Emeryville Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2023	1,500	1,825
Successor Agcy. to the Emeryville Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2026	2,000	2,381
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-A, AMBAC insured, 5.00% 2028	1,000	1,029
Folsom Public Fncg. Auth., Special Tax Rev. Bonds, Series 2007-B, 5.20% 2032	1,575	1,614
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	7,500	8,740
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-B-1, 5.00% 2053 (put 2018)	1,000	1,059
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2014-A, 6.00% 2049	5,800	6,804
Fremont Community Facs. District No. 1, Special Tax Rev. Ref. Bonds (Pacific Commons), 5.00% 2030	2,220	2,499
City of Fullerton Public Fin. Auth., Tax Allocation Rev. Bonds, Series 2005, AMBAC insured, 5.00% 2017	2,785	2,825
Redev. Agcy. of the City of Fullerton, Certs. of Part. (Southern California College of Optometry), RADIAN insured, 5.00% 2016	1,010	1,030
Hemet Unified School Dist., Fin. Auth. Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2039	750	801
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.00% 2026	1,500	1,539
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.00% 2031	2,000	2,052
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.125% 2041	4,200	4,311
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-B, 5.85% 2041	1,150	1,185
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Santa Rosa Leisure Mobilehome Park), Series 2007-A, 5.60% 2037	1,590	1,639
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (Santa Rosa Leisure Mobilehome Park), Series 2007-A, 5.70% 2047	1,845	1,903
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park), Series 2007-A, 4.50% 2027	1,605	1,647
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park), Series 2007-A, 4.50% 2032	1,005	1,021
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park), Series 2007-A, 5.00% 2047	3,000	3,063
Successor Agcy. to the Inland Valley Dev. Agcy., Tax Allocation Ref. Bonds, Series 2014-A, 5.00% 2044	3,750	4,058
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Special Tax Bonds, 5.00% 2044	2,705	2,890
City of Irvine, Community Facs. Dist. No. 2013-3 (Great Park), Special Tax Bonds, 5.00% 2049	1,000	1,068
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 4.00% 2018	750	810
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 4.00% 2020	1,000	1,114
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2024	825	955
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2025	710	815
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 13-1, 5.00% 2028	1,050	1,176
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-1, 5.00% 2024	3,000	3,572
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2029	2,200	2,465
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2030	1,000	1,116
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2031	1,500	1,665
The Tax-Exempt Fund of California — Page 9 of 20

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Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2032	$800	$884
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 15-2, 5.00% 2042	1,000	1,084
State of California, Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Rev. Ref. Bonds, BAM insured, 5.00% 2031	2,000	2,320
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2027	2,000	2,304
Jurupa Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2042	1,000	1,092
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2013-A, 5.00% 2028	2,130	2,389
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2014-A, 5.00% 2029	1,000	1,163
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2014-A, 5.00% 2032	1,515	1,741
Successor Agcy. to the La Quinta Redev. Agcy., Tax Allocation Ref. Bonds (La Quinta Redev. Project Areas No. 1 and 2), Series 2014-A, 5.00% 2034	2,150	2,451
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2036	1,350	1,434
Lake Elsinore, Public Fncg. Auth. Rev. Ref. Bonds, 5.00% 2029	4,965	5,454
Lake Elsinore, Public Fncg. Auth. Rev. Ref. Bonds, 5.00% 2035	1,500	1,610
Lancaster Redev. Agcy., Combined Redev. Project Areas (Housing Programs), Tax Allocation Ref. Bonds, Series 2003, National insured, 5.25% 2018	1,935	2,105
Lee Lake Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2027	2,000	2,310
Lincoln Public Fin. Auth., Special Tax Rev. Bonds, Series 2007-A, AMBAC insured, 4.50% 2034	3,615	3,656
City of Loma Linda, Hospital Rev. Ref. Bonds (Loma Linda University Medical Center), Series 2005-A, 5.00% 2021	3,000	3,012
City of Long Beach Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2034	1,125	1,245
City of Long Beach Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2045	1,750	1,892
City of Long Beach, Fncg. Auth. Rev. Ref. Bonds, Series 1992, AMBAC insured, 6.00% 2017	360	371
City of Long Beach, Harbor Rev. Bonds, Series 2014-C, 5.00% 2018	2,000	2,257
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2019	3,500	4,069
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2021	1,220	1,455
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2024	1,000	1,159
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2025	1,000	1,152
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2026	1,000	1,144
Long Beach Community College Dist. (Los Angeles County), G.O. Bonds, 2008 Election, Series 2012-B, 5.00% 2026	3,575	4,233
City of Los Angeles Community Facs. District No. 4, Special Tax Ref. Bond (Playa Vista Phase 1), Series 2014, 5.00% 2026	1,000	1,163
City of Los Angeles Community Facs. District No. 4, Special Tax Ref. Bond (Playa Vista Phase 1), Series 2014, 5.00% 2027	2,000	2,304
City of Los Angeles Community Facs. District No. 4, Special Tax Ref. Bond (Playa Vista Phase 1), Series 2014, 5.00% 2028	1,700	1,940
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-A, 5.00% 2027	2,000	2,274
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-B, 5.25% 2039	1,000	1,131
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2014-B, AMT, 5.00% 2032	3,000	3,407
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Issue 1988, 7.60% 2018 (escrowed to maturity)	515	579
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2020	6,000	6,326
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-A, AMT, 5.00% 2021	2,085	2,461
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2011-B, 5.00% 2023	1,000	1,202
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2008-A-2, 5.25% 2032	2,000	2,211
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2008-A-2, 4.00% 2016	5,000	5,129
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-A, 5.00% 2027	1,500	1,683
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-A, 5.00% 2028	1,835	2,054
City of Los Angeles, Dept. of Water and Power, Power System Rev. Ref. Bonds, Series 2009-B, 5.25% 2023	1,500	1,728
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2009-A, 5.375% 2038	1,500	1,680
City of Los Angeles, Dept. of Water and Power, Water System Rev. Bonds, Series 2013-A, 5.00% 2016	1,865	1,926
The Tax-Exempt Fund of California — Page 10 of 20

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Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2009-A, 5.375% 2039	$4,500	$5,106
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2022	1,450	1,456
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2023	1,595	1,601
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds (Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2024	3,250	3,262
County of Los Angeles Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,182
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2010-B, 5.00% 2035	1,000	1,134
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2008-A, AMT, 5.50% 2022	5,000	5,541
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2009-A, 5.25% 2029	2,000	2,273
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds, Series 2010-A, 5.00% 2029	2,000	2,314
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2016	1,780	1,826
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2024	2,920	2,989
Dept. of Airports, Los Angeles International Airport Rev. Bonds, Series 2015-A, AMT, 5.00% 2027	1,250	1,477
Dept. of Airports, Los Angeles International Airport Rev. Bonds, Series 2015-A, AMT, 5.00% 2029	1,560	1,810
Housing Auth. of the City of Los Angeles, Mortgage Rev. Ref. Bonds (Property Acquisition Refundings), Series 2009-A, 6.375% 2039	2,000	2,133
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 5.00% 2037	3,465	3,533
Housing Auth. of the City of Los Angeles, Multi-family Housing Rev. Ref. Bonds, Series 2007-A, 5.05% 2037	440	449
Los Angeles Community College Dist. (County of Los Angeles), G.O. Bonds, 2008 Election, Series 2010-C, 5.25% 2039	1,000	1,161
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2020	3,000	3,340
Los Angeles County Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds, Series 2009-E, 5.00% 2026	2,000	2,283
Los Angeles County Sanitation Districts Fncg. Auth., Capital Projects Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	2,000	2,337
Los Angeles Unified School Dist. (County of Los Angeles), G.O. Bonds, Election of 2004, Series 2009-I, 5.00% 2034	2,000	2,255
Municipal Improvement Corp. of Los Angeles, Lease Rev. Ref. Bonds (Capital Equipment), Series 2008-A, 5.00% 2025	3,000	3,314
Los Rios Community College Dist. (Sacramento County), 2012 G.O. Ref. Bonds, 5.00% 2028	3,000	3,522
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	2,100	2,834
Manhattan Beach Unified School Dist. (Los Angeles County), G.O. Bonds, Series 1999-C, FGIC-National insured, 0% 2024	3,500	2,791
Merced Irrigation Distric, Electric System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	2,065	2,390
Merced Irrigation Distric, Electric System Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	560	646
Successor Agcy. to Morgan Hill Redev. Agcy., Rev. Ref. Bonds, Series 2013-A, 5.00% 2031	3,000	3,421
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2022	1,000	1,177
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,000	1,148
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2031	3,000	3,296
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch), Special Tax Ref. Bonds, Issue of 2006, AMBAC insured, 4.875% 2033	3,705	3,807
Oakland Redev. Successor Agcy., Tax Allocation Ref. Bonds (Central Dist. Redev. Project), Series 2013, 5.00% 2018	1,000	1,110
Oakland Unified School Dist., (County of Alameda), G.O. Bonds, Series 2013, 6.625% 2038	4,000	4,903
Oakland Unified School Dist., (County of Alameda), G.O. Bonds, Series 2015-A, 5.00% 2030	1,250	1,419
The Tax-Exempt Fund of California — Page 11 of 20

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Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Oakland Unified School Dist., (County of Alameda), G.O. Bonds, Series 2015-A, 5.00% 2031	$1,500	$1,702
Oakland Unified School Dist., (County of Alameda), G.O. Bonds, Series 2015-A, 5.00% 2040	5,550	6,107
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2023	4,220	4,540
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2024	1,000	1,073
Port of Oakland, Rev. Ref. Bonds, Series 2011-O, AMT, 5.00% 2029	2,000	2,222
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2026	3,000	3,455
Port of Oakland, Rev. Ref. Bonds, Series 2012-P, AMT, 5.00% 2033	2,000	2,206
Ohlone Community College Dist. (Alameda County), G.O. Ref. Bonds, Series 2012, 5.00% 2024	2,000	2,428
Ohlone Community College Dist. (Alameda County), G.O. Ref. Bonds, Series 2012, 5.00% 2026	2,500	2,971
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds (Serrano Heights Public Improvements), Series 2013, 5.00% 2024	820	947
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds (Serrano Heights Public Improvements), Series 2013, 5.00% 2025	1,725	1,980
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Ref. Bonds, Series 2014-A, 5.00% 2034	2,100	2,340
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1, Limited Obligation Improvement Bonds (Group 1), 5.00% 2028	875	880
County of Orange, Newport Coast Phase IV Assessment Dist. No. 01-1, Limited Obligation Improvement Bonds (Group 1), 5.10% 2033	970	975
Orange County Sanitation Dist., Certs. of Part., Series 2007-B, Assured Guaranty Municipal insured, 5.00% 2026 (preref. 2017)	3,000	3,174
Orange County Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2027	3,500	3,916
Orange County Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2029	3,000	3,338
City of Oxnard Fncg. Auth., Solid Waste Rev. Ref. Bonds, Series 2005, AMT, AMBAC insured, 5.00% 2016	1,475	1,509
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds, Series 2007, 5.05% 2027	2,740	2,806
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds, Series 2007, 5.10% 2037	1,820	1,856
Palomar Community College Dist., Rev. Ref. Bonds (San Diego County), Series 2015, 5.00% 2032	3,000	3,490
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2031	1,000	1,095
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2033	2,885	3,141
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2034	1,490	1,618
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2041	1,000	1,074
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Bonds, Series 2012, 5.00% 2033	1,000	1,094
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Bonds, Series 2012, 5.00% 2036	600	650
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 5.00% 2030	1,000	1,116
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.125% 2028	2,315	2,434
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.375% 2031	2,270	2,388
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	1,600	1,751
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	1,000	1,090
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	1,000	1,086
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2030	1,000	1,140
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2033	1,250	1,412
Successor Agcy. to The Poway Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Paguay Redev. Project), Series 2015-A, 5.00% 2030	1,590	1,891
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds, Series 2007, 5.25% 2027	1,000	1,030
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds, Series 2007, 5.375% 2037	1,000	1,028
The Tax-Exempt Fund of California — Page 12 of 20

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Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Successor Agcy. to the Rancho Cucamonga Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	$1,000	$1,194
Successor Agcy. to the Rancho Cucamonga Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2025	1,500	1,813
Successor Agcy. to the Rancho Cucamonga Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2029	4,065	4,733
Rancho Santiago Community College Dist. (Orange County), G.O. Ref. Bonds, Series 2005, Assured Guaranty Municipal insured, 5.25% 2020	2,000	2,388
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2029	655	656
Redding Redev. Agcy., Tax Allocation Bonds (SHASTEC Redev. Project), Series 2006, 5.00% 2036	1,585	1,586
Rio Elementary School Dist., Community Facs. Dist. #1, Special Tax Bonds, Series 2013, 5.50% 2039	2,455	2,680
Rio Hondo Community College Dist. (County of Los Angeles), G.O. Bonds, 2004 Election, Series 2010-C, 0% 2028	1,000	652
Rio Hondo Community College Dist. (County of Los Angeles), G.O. Bonds, 2004 Election, Series 2010-C, 0% 2029	2,000	1,225
City of Riverside, Sewer Rev. Bonds, Series 2015-A, 5.00% 2031	2,500	2,874
Community Facs. of Riverside Unified School Dist., Special Tax Bonds, BAM insured, 5.00% 2032	1,100	1,245
Community Facs. of Riverside Unified School Dist., Special Tax Bonds, BAM insured, 5.00% 2033	2,315	2,607
Community Facs. of Riverside Unified School Dist., Special Tax Bonds, BAM insured, 5.00% 2034	1,500	1,683
Community Facs. of Riverside Unified School Dist., Special Tax Bonds, BAM insured, 5.00% 2035	890	997
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley, Desert Communities and Interstate 215 Corridor Redev. Projects), Series 2006-A, National insured, 5.00% 2020	2,255	2,325
Riverside County Public Fncg. Auth., Tax Allocation Rev. Bonds (Jurupa Valley, Desert Communities and Interstate 215 Corridor Redev. Projects), Series 2006-A, National insured, 5.00% 2021	2,885	2,968
Riverside County Transportation Commission, Toll Rev. Bonds, Series 2013-A, 5.75% 2044	2,500	2,831
Riverside County Transportation Commission, Toll Rev. Bonds, Series 2013-A, 5.75% 2048	3,000	3,395
Successor Agcy. To the Redev. Agcy. for the County of Riverside Jurupa Valley Redev. Project Area, Tax Allocation Rev. Ref. Bonds, Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2028	2,000	2,322
Successor Agcy. to the Riverside Redev. Agcy. Rev. Ref. Tax Allocation Bonds, Series 2014-A, 5.00% 2022	2,295	2,762
City of Roseville, Westpark Community Facs. District No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2028	1,000	1,096
City of Roseville, Westpark Community Facs. District No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2030	500	543
City of Roseville, Westpark Community Facs. District No. 1, Special Tax Rev. Ref. Bonds, 5.00% 2032	1,000	1,072
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2017	1,000	1,048
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2022	4,920	5,616
Roseville Natural Gas Fncg. Auth., Gas Rev. Bonds, Series 2007, 5.00% 2024	3,300	3,792
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2013-E, 5.00% 2030	1,250	1,394
City of Sacramento, North Natomas Community Facs. Dist. No. 4, Special Tax Bonds, Series 2013-E, 5.25% 2025	2,565	3,022
County of Sacramento, Airport System Rev. Bonds, Series 2008-B, AMT, Assured Guaranty Municipal insured, 5.75% 2024	1,940	2,166
County of Sacramento, Single-family Mortgage Rev. Bonds (GNMA Mortgage-backed Securities Program), Issue 1987-A, AMT, 9.00% 2019 (escrowed to maturity)	1,500	1,938
Sacramento City Fncg. Auth., Rev. Bonds (City Hall and Redev. Projects), Series 2002-A, Assured Guaranty Municipal insured, 5.25% 2016	470	472
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project), Series 2009, 5.25% 2020	995	1,173
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project), Series 2009, 5.25% 2021	900	1,075
Sacramento County Sanitation Districts Fncg. Auth., Rev. Ref. Bonds (Sacramento Regional County Sanitation Dist.), Series 2007-B, FGIC-National insured, 0.688% 2035[1]	13,500	12,239
Sacramento County Water Fncg. Auth., Rev. Ref. Bonds (Sacramento County Water Agcy. Zones 40 and 41 2007 Water System Project), Series 2007-B, FGIC-National insured, 0.739% 2034[1]	5,000	4,541
The Tax-Exempt Fund of California — Page 13 of 20

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Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Sacramento Municipal Utility Dist. Fncg. Auth., Cosumnes Project Rev. Bonds, Series 2006, National insured, 5.125% 2029	$10,000	$10,329
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	2,000	2,432
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.70% 2017	2,500	2,718
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.80% 2019	3,000	3,532
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2041	4,500	5,111
Sacramento Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2036	1,000	1,117
Sacramento Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2042	3,000	3,332
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2021	1,150	1,366
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2022	1,500	1,806
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2024	1,250	1,507
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2025	1,000	1,195
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2028	1,245	1,443
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2017	3,870	4,147
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project), Series 2005-A, RADIAN insured, 5.00% 2017	1,395	1,400
Redev. Agcy. of the County of San Bernardino, Tax Allocation Bonds (San Sevaine Redev. Project), Series 2005-A, RADIAN insured, 5.00% 2020	1,730	1,736
San Bernardino County, Alta Loma School Dist., 1999 Election G.O. Bonds, Series A, FGIC-National insured, 0% 2021	2,500	2,228
San Bernardino Joint Powers Fncg. Auth., 2002 Tax Allocation Ref. Bonds, 6.625% 2026	5,000	5,008
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,825	13,163
County of San Diego, Certs. of Part. (Salk Institute for Biological Studies), 5.125% 2040	3,000	3,347
County of San Diego, Certs. of Part. (Salk Institute for Biological Studies), 5.25% 2030	2,000	2,268
County of San Diego, Limited Rev. Ref. Bonds (Sanford Burnham Presbyterian Medical Discovery Institute), Series 2015-A, 5.00% 2025	350	419
County of San Diego, Limited Rev. Ref. Bonds (Sanford Burnham Presbyterian Medical Discovery Institute), Series 2015-A, 5.00% 2026	600	710
County of San Diego, Limited Rev. Ref. Bonds (Sanford Burnham Presbyterian Medical Discovery Institute), Series 2015-A, 5.00% 2028	500	583
County of San Diego, Limited Rev. Ref. Bonds (Sanford Burnham Presbyterian Medical Discovery Institute), Series 2015-A, 5.00% 2030	500	575
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.25% 2034	1,500	1,701
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.375% 2034	2,000	2,277
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2022	2,000	2,287
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	5,000	5,871
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2028	1,000	1,147
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2030	1,550	1,770
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2034	2,000	2,253
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2013-B, AMT, 5.00% 2043	2,000	2,171
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2017	1,645	1,681
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2018	1,715	1,753
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2019	1,230	1,257
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2021	1,005	1,027
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2022	2,065	2,111
San Diego County, Certs. of Part. (Burnham Institute for Medical Research), 5.00% 2034	4,000	4,089
San Diego Unified School Dist., G.O. Bonds (Election of 2012), Series 2013-C, 5.00% 2035	2,000	2,308
San Diego Unified School Dist., G.O. Bonds, Series 2015-R-4, 5.00% 2027	5,000	6,099
The Tax-Exempt Fund of California — Page 14 of 20

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Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-E, 6.00% 2039	$3,000	$3,476
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Issue 34-E, AMT, 5.75% 2019	3,500	3,918
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	5,000	5,659
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2010-F, 5.00% 2040	3,000	3,309
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2011-F, AMT, 5.00% 2028	2,630	3,005
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2028	1,000	1,153
Airport Commission, City and County of San Francisco, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2030	1,000	1,122
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project), Series 2011-C, 6.75% 2033	500	604
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project), Series 2011-C, 6.75% 2041	1,875	2,266
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay North Redev. Project-Infrastructure), Series 2006-B, RADIAN insured, 5.00% 2036	5,000	5,142
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2009-D, 6.50% 2030	975	1,115
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-D, 7.00% 2033	810	974
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-D, 7.00% 2041	2,500	3,006
City and County of San Francisco Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2014-A, 5.00% 2043	2,100	2,289
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds, Series 2009-A, 5.00% 2023	3,000	3,475
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds, Series 2009-A, 5.00% 2024	2,000	2,313
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2024	1,510	1,709
Redev. Agcy. of the City and County of San Francisco, Community Facs. Dist. No. 6, Special Tax Ref. Bonds (Mission Bay South Public Improvements), Series 2013-A, 5.00% 2028	1,400	1,547
San Francisco Municipal Transportation Agcy., Rev. Bonds, Series 2012-B, 5.00% 2042	5,000	5,601
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2019 (escrowed to maturity)	4,150	4,038
San Joaquin Hills Transportation Corridor Agcy. (Orange County), Toll Road Rev. Bonds, 0% 2023 (escrowed to maturity)	5,900	5,180
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2014-A, 5.00% 2034	2,300	2,489
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.50% 2030	8,000	9,025
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	4,900	5,579
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds (Merged Area Redev. Project), Series 2010-A-1, 4.00% 2016	1,250	1,282
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project), Series 2004-A, National insured, 4.54% 2018	3,000	3,010
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project), Series 2006-C, National insured, 3.75% 2028	1,220	1,241
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project), Series 2006-D, AMBAC insured, 5.00% 2018	1,000	1,071
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area Redev. Project), Series 2006-D, AMBAC insured, 5.00% 2021	2,000	2,134
The Tax-Exempt Fund of California — Page 15 of 20

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Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
San Mateo County Community College Dist. (County of San Mateo), Election of 2005 G.O. Bonds (Capital Appreciation Bonds), Series 2006-B, National insured, 0% 2035	$5,000	$2,520
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects Program), Series 1993-A, National insured, 5.125% 2018	2,700	3,017
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.25% 2024	3,500	4,227
City of Santa Clara, Electric Rev. Ref. Bonds, Series 2011-A, 5.25% 2032	2,000	2,231
City of Santa Clara, Electric Rev. Ref. Bonds, Series 2011-A, 6.00% 2031	1,250	1,497
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2024	4,310	2,740
Redev. Agcy. of the City of Santa Clara, 2011 Tax Allocation Bonds (Bayshore North Project), 0% 2025	4,000	2,336
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds (Valley Medical Center), Series 2008-A, 5.00% 2022	4,500	4,998
Santa Clara County, Mountain View Shoreline Regional Park Community, Rev. Bonds, Series 2011-A, 5.625% 2035	1,300	1,539
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds (Earthquake Recovery Redev. Project), 5.00% 2032	2,000	2,273
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds (Earthquake Recovery Redev. Project), 5.875% 2036	1,250	1,493
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds (Earthquake Recovery Redev. Project), 5.875% 2042	2,500	2,986
Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Ref. Bonds, Series 2011-A, 5.00% 2028	890	980
Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Ref. Bonds, Series 2011-A, 5.00% 2029	1,420	1,558
Saugus Union School Dist., 2006 G.O. Ref. Bonds, Current Interest Bonds (Los Angeles County), FGIC-National insured, 5.25% 2021	2,000	2,415
Successor Agcy. to the Signal Hill Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A. 5.00% 2022	1,000	1,200
Sonoma-Marin Area Rail Transit Dist., Measure Q Sales Tax Rev. Bonds, Series 2011-A, 5.00% 2028	3,500	4,162
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch), Series 2005-A, AMBAC insured, 5.00% 2020	1,000	1,003
South Placer Wastewater Auth., Wastewater Rev. Ref. Bonds, Series 2011-C, 5.25% 2023	2,000	2,326
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project), Series 2006-A, FGIC-National insured, 5.00% 2019	1,015	1,050
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project), Series 2006-A, FGIC-National insured, 5.00% 2020	2,025	2,091
Redev. Agcy. of the City of South San Francisco, Tax Allocation Rev. Bonds (Merged Redev. Project), Series 2006-A, FGIC-National insured, 5.00% 2022	2,300	2,371
Southeast Resource Recovery Fac. Auth., Lease Rev. Ref. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2016	1,500	1,506
Southeast Resource Recovery Fac. Auth., Lease Rev. Ref. Bonds, Series 2003-B, AMT, AMBAC insured, 5.375% 2017	2,655	2,666
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2018	1,200	1,236
Stockton Public Fncg. Auth., Wastewater Rev. Ref. Bonds (1998 Wastewater Project and 2003 Wastewater Project), Series 2014, Build America Mutual insured, 5.00% 2028	1,000	1,154
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds, Series 2014-B, 5.00% 2026	835	940
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds, Series 2014-B, 5.00% 2029	2,150	2,386
Community Facs. Dist. No. 99-1 (Talega), Santa Margarita Water Dist., Special Tax Ref. Bonds, Series 2014-B, 5.00% 2038	460	490
Temecula Valley Unified School District, Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2030	1,000	1,141
Temecula Valley Unified School District, Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2031	1,500	1,697
Temecula Valley Unified School District, Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2033	1,000	1,120
Temecula Valley Unified School District, Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2034	2,065	2,308
Temecula Valley Unified School District, Fncg. Auth. Rev. Bonds, BAM insured, 5.00% 2040	1,600	1,756
The Tax-Exempt Fund of California — Page 16 of 20

unaudited
Bonds, notes & other debt instruments California (continued) City & county issuers (continued)	Principal amount (000)	Value (000)
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.00% 2022	$1,000	$1,066
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.375% 2031	3,265	3,443
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.00% 2037	5,930	5,363
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	7,800	6,938
City of Torrance, Hospital Rev. Ref. Bonds (Torrance Memorial Medical Center), Series 2001-A, 5.50% 2031	1,000	1,019
City of Torrance, Rev. Bonds (Torrance Memorial Medical Center), Series 2010-A, 5.00% 2040	5,185	5,515
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-A, 5.00% 2022	1,500	1,631
City of Turlock, Health Fac. Rev. Certs. of Part. (Emanuel Medical Center, Inc.), Series 2007-A, 5.125% 2027	4,455	4,853
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2010-A, 5.00% 2035	2,000	2,234
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.50% 2041	3,000	3,467
City of Tustin, Community Facs. Dist. No. 07-1, Special Tax Bonds (Tustin Legacy/Retail Center), Series 2007, 6.00% 2037	1,485	1,536
City of Tustin, Community Facs. Dist. No. 14-1, Special Tax Bonds (Tustin Legacy/Retail Center), Series 2015-A, 4.00% 2035	250	249
City of Tustin, Community Facs. Dist. No. 14-1, Special Tax Bonds (Tustin Legacy/Retail Center), Series 2015-A, 5.00% 2040	750	810
Ventura County Public Fncg. Auth., Lease Rev. Bonds, Series 2013-A, 5.00% 2043	3,000	3,360
Walnut Energy Center Auth., Rev. Ref. Bonds, Series 2010-A, 5.00% 2035	2,000	2,234
Washington Township Health Care Dist., Rev. Bonds, Series 2010-A, 5.00% 2025	1,500	1,636
Washington Township Health Care Dist., Rev. Bonds, Series 2010-A, 5.25% 2030	2,000	2,132
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 1999, 5.125% 2023	1,000	1,003
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2024	1,590	1,675
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2026	1,750	1,839
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2028	1,930	2,024
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2032	1,565	1,603
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2037	1,135	1,157
State Dept. Water Resources, Water Rev., Series 2008-AE, 5.00% 2028 (preref. 2018)	1,925	2,137
West Contra Costa Unified School Dist. (Contra Costa County), G.O. Ref. Bonds, Series 2012, 5.00% 2027	3,000	3,485
West Contra Costa Unified School Dist. (Contra Costa County), G.O. Ref. Bonds, Series 2012, 5.00% 2032	3,500	3,993
West Hollywood Community Dev. Commission, Tax Allocation Bonds (East Side Redev. Project), Series 2011-A, 7.50% 2042	1,250	1,587
City of Whittier, Health Fac. Rev. Bonds (PIH Health), Series 2014, 5.00% 2044	9,000	9,823
Whittier Redev. Agcy., Tax Allocation Bonds (Commercial Corridor Redev. Project), Series 2007-A, 5.00% 2038	1,200	1,224
		924,665
Guam 0.52%
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2023	2,000	2,318
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.125% 2042	1,500	1,620
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	4,000	4,799
		8,737
Puerto Rico 1.46%
Aqueduct and Sewer Auth., Rev. Bonds, Series A, Assured Guaranty insured, 5.00% 2028	3,105	3,055
Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2012-A, 5.25% 2042	3,000	2,052
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	6,590	6,399
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2021	500	391
The Tax-Exempt Fund of California — Page 17 of 20

unaudited
Bonds, notes & other debt instruments Puerto Rico (continued)	Principal amount (000)	Value (000)
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	$7,150	$7,199
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	1,830	2,433
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	170	226
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	2,500	1,129
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2019	1,000	470
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2026	1,500	665
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2017	1,550	871
		24,890
Virgin Islands 0.90%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2019	1,445	1,607
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.75% 2037	1,000	1,128
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	2,000	2,171
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	2,000	2,179
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2025	2,250	2,491
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2022	3,500	3,876
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032	1,750	1,870
		15,322
Total bonds, notes & other debt instruments (cost: $1,522,159,000)		1,621,708
Short-term securities 3.97%
State of California General Obligation Bonds, 2.00%, 2016	13,000	13,181
Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 0.01% 2035[1]	2,900	2,900
G.O. Bonds, Series 2004-A-4, 0.01% 2034[1]	9,100	9,100
Health Facs. Fncg. Auth., Rev. Bonds (St. Joseph Health System), Series 2011-B, 0.01% 2041[1]	3,300	3,300
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Series 2004-A, U.S. Bank LOC, 0.01% 2029[1]	4,428	4,428
City of Irvine, California, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Series B, U.S. Bank LOC, 0.13% 2029[1]	600	600
City of Irvine, Reassessment Dist. No. 05-21, Limited Obligation Improvement Bonds, Series A, U.S. Bank LOC, 0.01% 2050[1,2]	2,600	2,600
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2012-A, U.S. Bank LOC, 0.01% 2051[1]	800	800
County of Los Angeles,Tax and Rev. Anticipation Notes, 5.00% 2016	10,000	10,316
Dept. of Water and Power of the City of Los Angeles, Power System Demand Rev. Bonds, Series 2001-B, Subseries B-6, 0.01% 2034[1]	1,100	1,100
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 2000 Authorization, Series B-3, 0.01% 2035[1]	2,180	2,180
Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 1996-F, JPMorgan Chase LOC, 0.01% 2026[1]	1,900	1,900
County of Ventura, Tax and Rev. Anticipation Notes 2.00% 7/1/2016	15,000	15,179
Total short-term securities (cost: $67,563,000)		67,584
Total investment securities 99.33% (cost: $1,589,722,000)		1,689,292
Other assets less liabilities 0.67%		11,396
Net assets 100.00%		$1,700,688

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $50,609,000, which represented 2.98% of the net assets of the fund.
The Tax-Exempt Fund of California — Page 18 of 20

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At October 31, 2015, all of the fund’s investments were classified as Level 2.
The Tax-Exempt Fund of California — Page 19 of 20

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$108,774
Gross unrealized depreciation on investment securities	(7,548)
Net unrealized appreciation on investment securities	101,226
Cost of investment securities	1,588,066

Key to abbreviations
Agcy. = Agency	Fin. = Finance
AMT = Alternative Minimum Tax	Fncg. = Financing
Auth. = Authority	G.O. = General Obligation
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	TECP = Tax-Exempt Commercial Paper
Facs. = Facilities
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-020-1215O-S49180	The Tax-Exempt Fund of California — Page 20 of 20

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS TAX-EXEMPT SERIES II

By __/s/ Neil L. Langberg_________________
Neil L. Langberg, President and Principal Executive Officer

Date: December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Neil L. Langberg_________________
Neil L. Langberg, President and Principal Executive Officer

Date: December 29, 2015

By __/s/ Brian C. Janssen_________________
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: December 29, 2015